Other long-term assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Refundable value added tax on import	$ 0	$ 7,433
Other long-term assets	940	930
Total other long-term assets	$ 940	$ 8,363